Advances From Federal Home Loan Bank (Tables)	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
summary of advances by year of maturity

	2012		2011
		Weighted		Weighted
		average		average
Year ending September 30,	Amount	rate	Amount	rate
2012	$0	0%	$147,000	0.57%
2013	27,000	1.45%	25,000	1.54%
2014	0	0%	0	0%
2015	50,000	1.83%	50,000	1.83%
2016	25,000	1.57%	25,000	1.57%
2017	25,000	1.53%	0	0%

	$127,000	1.64%	$247,000	1.03%